FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2025
Financial Investments
FINANCIAL INVESTMENTS

5.	FINANCIAL INVESTMENTS

				Consolidated
	Current		Non-current
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Investments (1)	270,318	50,787	25,257	27,554
Usiminas shares (2)	372,397	860,591
Bonds (3)	-			142,423
	642,715	911,378	25,257	169,977

(1)	Financial investments are restricted and linked to a Bank Deposit Certificate (CDB) used to secure a bank-issued letter of guarantee with financial institutions and Government bonds (LFT - Financial Treasury Bills) managed by the Company’s exclusive funds. Subsidiary CSN Cimentos Brasil maintains investments with restricted availability as collateral for a liability, for which the redemption term is indefinite. The investment balance totaled R$3,649 on December 31, 2025 (R$8,497 on December 31, 2024). The subsidiaries Estanho de Rondônia S.A. and Elizabeth Cimentos S.A. hold investments linked to financing agreements that will mature in 2028 and 2030, respectively, in the amount of R$ 21,214 (R$19,057 on December 31, 2024). An investment in the amount of R$243,624 from CSN Steel S.L.U. linked to the acquisition of Galvacolor and for which the redemption term is for November 2026 is also recorded in the consolidated.

(2)	The Company sold part of Usiminas' shares at market value according to the quotation provided on the transaction date, with a portion received immediately and the remainder in installments (see note 9). The investment’s final equity after the transaction was 4.99%.

(3)	Bonds held with Banco Fibra maturing in February 2028 were settled in advance on December 22, 2025 (see note 24.b).

Accounting Policy

Financial investments that are not classified as cash equivalents are measured at amortized cost and fair value through profit or loss. Investments that are subject to restrictions on redemption are held to maturity and recorded at amortized cost and classified under non-current assets whenever maturity exceeds a period of 12 months.